Debt - Dividends per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 20, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2021
Debt Instrument [Line Items]
Maximum dividends payments		$ 1,030			$ 1,030
Dividends per common share declared					$ 3.28
Dividends to equity holders			$ 1,000	$ 1,200	$ 115,800
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 425,000
Dividends to equity holders	$ 160,000	160,000
Term Loan Facility | New Outerwall
Debt Instrument [Line Items]
Equity interests						100.00%
New Outerwall
Debt Instrument [Line Items]
Aggregate principal amount		$ 25,000
New Outerwall | Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount						$ 25,000